Schedule of investments
Delaware Diversified Income Fund	July 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.55%
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 7.912% (SOFR + 2.56%) 7/25/31 #, •	13,586	$ 13,586
Series 2022-R01 1M2 144A 7.247% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,951,207
Series 2022-R02 2M2 144A 8.347% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,264,553
Series 2024-R04 1M1 144A 6.447% (SOFR + 1.10%) 5/25/44 #, •	10,873,041	10,884,290
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,777	2,786
Series 2002-T19 A1 6.50% 7/25/42	34,294	35,709
Series 2004-T1 1A2 6.50% 1/25/44	8,015	8,164
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	7,791	7,647
Series 2003-W1 2A 5.255% 12/25/42 •	5,126	5,106
Series 2004-W11 1A2 6.50% 5/25/44	90,755	92,338
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	24,145	18,423
Series 2017-40 GZ 3.50% 5/25/47	1,894,464	1,742,296

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,359,320
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	16,258	16,247
Series 4676 KZ 2.50% 7/15/45	1,584,559	1,382,546

Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.512% (SOFR + 1.16%) 12/25/29 •	438,918	439,130
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.997% (SOFR + 1.65%) 1/25/34 #, •	4,802,722	4,836,420
Series 2021-HQA2 M2 144A 7.397% (SOFR + 2.05%) 12/25/33 #, •	12,675,424	12,975,174
Series 2022-DNA1 M2 144A 7.847% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,571,758
Series 2022-DNA2 M2 144A 9.097% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,103,061
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,291	11,530
NQ- 189 [0724] 0924 (3842482)    1

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-58 2A 6.50% 9/25/43 ♦	153,216	$ 154,548
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	534,076	471,860
Series 2016-SC02 1A 3.00% 10/25/46	167,013	146,280
GNMA
Series 2005-23 IO6/17/45 =, •	55,809	0
Series 2013-113 LY 3.00% 5/20/43	1,095,027	993,216
Series 2013-182 CZ 2.50% 12/20/43	1,119,250	989,344
Vendee Mortgage Trust
6.155% 2/15/25 •	781	777
7.792% 2/15/25	13	13
Total Agency Collateralized Mortgage Obligations (cost $51,150,631)		51,477,329

Agency Commercial Mortgage-Backed Securities — 0.03%
FREMF Mortgage Trust
Series 2015-K44 B 144A 3.718% 1/25/48 #, •	1,000,000	988,005
Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	76,697
Total Agency Commercial Mortgage-Backed Securities (cost $1,052,504)		1,064,702

Agency Mortgage-Backed Securities — 25.87%
Fannie Mae 2.50% 11/1/27	112,295	108,637
Fannie Mae S.F. 15 yr
2.00% 3/1/37	14,465,676	13,067,395
2.50% 7/1/36	11,348,317	10,458,381
2.50% 8/1/36	1,627,680	1,500,037
4.50% 4/1/25	2,519	2,502
4.50% 5/1/38	3,262,532	3,240,724
5.50% 10/1/38	1,120,414	1,131,792
Fannie Mae S.F. 20 yr
2.00% 3/1/41	7,091,903	6,092,221
2.00% 5/1/41	6,717,952	5,766,821
3.00% 9/1/37	1,962,594	1,850,982
4.00% 8/1/42	500,527	476,691
4.00% 9/1/42	2,389,360	2,280,535
4.00% 5/1/43	7,591,590	7,377,164
2    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
5.50% 8/1/43	3,335,007	$ 3,386,175
Fannie Mae S.F. 30 yr
2.00% 6/1/50	10,337,234	8,427,380
2.00% 11/1/50	9,071,248	7,403,915
2.00% 12/1/50	2,351,995	1,919,594
2.00% 1/1/51	2,415,397	1,979,205
2.00% 2/1/51	6,713,211	5,505,631
2.00% 3/1/51	7,755,447	6,264,916
2.00% 8/1/51	3,400,958	2,775,465
2.00% 9/1/51	18,360,372	14,815,402
2.00% 1/1/52	8,493,852	6,951,189
2.50% 8/1/50	11,500,041	9,869,506
2.50% 6/1/51	8,725,840	7,467,296
2.50% 8/1/51	16,994,618	14,461,151
2.50% 12/1/51	4,449,690	3,769,567
2.50% 2/1/52	28,940,958	24,464,517
3.00% 9/1/42	625,943	568,062
3.00% 5/1/43	872,564	790,952
3.00% 1/1/46	454,048	402,416
3.00% 10/1/46	545,105	488,478
3.00% 4/1/47	4,564,597	4,070,142
3.00% 11/1/48	1,732,018	1,549,757
3.00% 12/1/49	10,697,610	9,509,562
3.00% 7/1/50	1,907,508	1,691,695
3.00% 8/1/50	1,701,273	1,509,494
3.00% 5/1/51	1,249,601	1,110,229
3.00% 7/1/51	9,788,541	8,644,841
3.00% 8/1/51	9,954,325	8,771,457
3.00% 12/1/51	1,471,765	1,307,687
3.00% 6/1/52	17,023,011	14,960,705
3.50% 2/1/47	3,942,387	3,690,872
3.50% 7/1/47	5,031,717	4,709,506
3.50% 1/1/48	592,761	550,535
3.50% 2/1/48	3,476,160	3,202,950
3.50% 12/1/49	619,887	571,091
3.50% 1/1/50	1,863,660	1,722,199
3.50% 3/1/50	1,963,731	1,816,937
3.50% 8/1/50	4,771,185	4,426,082
3.50% 5/1/52	7,075,446	6,481,765
3.50% 6/1/52	8,569,251	7,775,578
3.50% 9/1/52	12,590,284	11,545,576
NQ- 189 [0724] 0924 (3842482)    3

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 2/1/47	109,786	$ 105,223
4.00% 3/1/47	4,089,805	3,916,195
4.00% 4/1/47	1,137,364	1,091,266
4.00% 10/1/48	5,859,494	5,644,833
4.00% 8/1/51	5,361,319	5,166,832
4.00% 6/1/52	2,440,894	2,289,100
4.00% 9/1/52	6,932,845	6,503,029
4.50% 7/1/40	17,681	17,393
4.50% 8/1/41	19,855	19,688
4.50% 2/1/46	14,809	14,634
4.50% 5/1/46	314,715	312,071
4.50% 4/1/48	1,462,593	1,456,607
4.50% 9/1/48	18,607	18,155
4.50% 1/1/49	9,811,020	9,609,177
4.50% 1/1/50	13,896,271	13,736,098
4.50% 4/1/50	1,697,963	1,661,981
4.50% 10/1/52	29,067,212	28,005,488
4.50% 12/1/52	657,683	633,434
4.50% 2/1/53	7,828,054	7,542,118
5.00% 7/1/47	5,086,208	5,152,217
5.00% 7/1/49	5,566,584	5,581,621
5.00% 1/1/51	6,106,251	6,112,988
5.00% 8/1/53	22,913,684	22,586,508
5.50% 5/1/44	6,416,508	6,535,552
5.50% 8/1/52	531,506	533,761
5.50% 10/1/52	9,391,203	9,440,322
5.50% 11/1/52	8,858,050	8,927,619
6.00% 1/1/42	12,073,760	12,476,443
6.00% 5/1/53	6,367,910	6,484,531
6.00% 7/1/53	4,618,134	4,759,178
6.00% 9/1/53	18,454,676	18,714,746
7.50% 5/1/31	3,827	3,802

Freddie Mac S.F. 15 yr 3.00% 3/1/35	19,297,483	18,309,755
Freddie Mac S.F. 20 yr
2.00% 5/1/42	5,822,253	4,975,116
2.00% 8/1/42	10,878,347	9,305,455
2.50% 6/1/41	13,905,017	12,278,251
2.50% 2/1/42	2,024,546	1,777,566
2.50% 3/1/42	5,972,580	5,239,896
3.00% 3/1/37	1,569,273	1,464,827
4    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
3.00% 4/1/42	1,050,666	$ 952,434
3.00% 6/1/42	5,912,500	5,358,495
5.00% 5/1/29	7,717	7,698
5.00% 11/1/42	6,157,348	6,149,130
Freddie Mac S.F. 30 yr
2.00% 2/1/52	7,629,699	6,139,328
2.00% 3/1/52	8,243,439	6,633,153
2.50% 10/1/51	16,675,963	14,188,188
2.50% 11/1/51	2,817,401	2,405,053
2.50% 12/1/51	10,793,023	9,217,064
2.50% 2/1/52	3,861,177	3,284,897
2.50% 5/1/52	9,933,168	8,345,212
3.00% 8/1/42	405,749	368,232
3.00% 1/1/43	489,515	444,036
3.00% 11/1/46	83,655	75,009
3.00% 12/1/46	218,421	195,370
3.00% 1/1/47	4,847,297	4,335,751
3.00% 1/1/50	1,545,176	1,377,286
3.00% 7/1/50	3,287,242	2,931,474
3.00% 5/1/51	12,862,981	11,456,250
3.00% 8/1/51	3,492,552	3,079,621
3.00% 8/1/52	11,869,340	10,492,244
3.50% 11/1/48	4,648,583	4,305,318
3.50% 2/1/49	28,874,556	26,453,901
3.50% 4/1/52	18,103,037	16,504,095
4.00% 8/1/52	1,242,675	1,171,346
4.00% 9/1/52	36,331,360	34,164,501
4.50% 1/1/49	6,032,707	5,887,839
4.50% 8/1/49	3,776,306	3,702,030
4.50% 7/1/52	7,765,255	7,492,139
4.50% 9/1/52	2,566,079	2,474,566
4.50% 10/1/52	36,561,700	35,233,117
5.00% 9/1/34	177	179
5.00% 7/1/52	6,831,853	6,770,763
5.00% 9/1/52	299,631	297,832
5.00% 6/1/53	6,452,277	6,391,823
5.50% 9/1/41	4,397,452	4,484,589
5.50% 9/1/52	8,304,925	8,427,443
5.50% 11/1/52	6,082,648	6,123,257
5.50% 2/1/53	8,351,926	8,409,779
5.50% 3/1/53	12,605,890	12,740,167
NQ- 189 [0724] 0924 (3842482)    5

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/53	4,230,345	$ 4,236,895
5.50% 9/1/53	12,871,001	13,017,816
GNMA I S.F. 30 yr
3.00% 3/15/45	753,819	677,725
3.00% 3/15/50	924,146	826,218
4.00% 1/15/41	148,123	143,061
4.00% 10/15/41	87,067	83,614
4.50% 6/15/40	107,893	106,702
5.00% 12/15/35	59,630	59,404
5.50% 10/15/42	4,693,024	4,826,373
GNMA II
3.25% 11/20/35	290,232	275,682
4.00% 8/20/31	194,924	190,932
4.00% 6/20/36	322,939	308,995
GNMA II S.F. 30 yr
3.00% 8/20/50	1,712,606	1,559,026
3.00% 12/20/51	1,307,843	1,167,847
4.00% 12/20/40	160,858	154,878
4.00% 12/20/44	113,562	109,477
5.00% 9/20/52	3,357,593	3,325,134
5.50% 6/20/49	7,572,506	7,695,758
5.50% 2/20/54	6,718,774	6,777,712
Total Agency Mortgage-Backed Securities (cost $896,704,971)		857,100,693

Collateralized Debt Obligations — 1.37%
AMMC CLO Series 2018-22A A 144A 6.576% (TSFR03M + 1.29%, Floor 1.03%) 4/25/31 #, •	1,461,269	1,463,118
Apex Credit CLO Series 2018-1A A2 144A 6.576% (TSFR03M + 1.29%) 4/25/31 #, •	9,535,152	9,539,643
Ares LXIV CLO Series 2022-64A A1 144A 6.741% (TSFR03M + 1.44%, Floor 1.44%) 4/15/35 #, •	3,000,000	3,007,971
Black Diamond CLO DAC Series 2017-2A A2 144A 6.844% (TSFR03M + 1.56%, Floor 1.30%) 1/20/32 #, •	1,083,310	1,083,640
6    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
BlueMountain CLO XXX Series 2020-30A AR 144A 6.671% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,300,000	$ 3,300,224
Catamaran CLO Series 2014-1A A1BR 144A 6.934% (TSFR03M + 1.65%) 4/22/30 #, •	5,000,000	5,001,990
CIFC Funding Series 2022-3A A 144A 6.692% (TSFR03M + 1.41%, Floor 1.41%) 4/21/35 #, •	3,000,000	3,005,775
Man GLG US CLO Series 2018-1A A1R 144A 6.684% (TSFR03M + 1.40%) 4/22/30 #, •	6,931,891	6,941,852
OFSI BSL XIV CLO Series 2024-14A D1 144A (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,800,000	1,800,000
Saranac CLO VII Series 2014-2A A1AR 144A 6.817% (TSFR03M + 1.49%) 11/20/29 #, •	24,038	24,036
Signal Peak CLO 5 Series 2018-5A A1R 144A 6.835% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,419,673
Venture 42 CLO Series 2021-42A A1A 144A 6.693% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	299,963
Zais CLO Series 2021-17A A1A 144A 6.874% (TSFR03M + 1.59%, Floor 1.33%) 10/20/33 #, •	1,500,000	1,503,700
Total Collateralized Debt Obligations (cost $45,094,974)		45,391,585

Corporate Bonds — 32.92%
Banking — 8.12%
Access Bank 144A 6.125% 9/21/26 #	790,000	752,475
Akbank TAS
6.80% 6/22/31 μ, ■	400,000	394,452
144A 7.498% 1/20/30 #	460,000	461,120

Ally Financial 6.184% 7/26/35 μ	1,810,000	1,819,300
Banco de Credito del Peru
144A 3.125% 7/1/30 #, μ	605,000	587,648
144A 5.85% 1/11/29 #	690,000	702,726

NQ- 189 [0724] 0924 (3842482)    7

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Banco de Credito e Inversiones 144A 8.75% 2/8/29 #, μ, ψ	725,000	$ 763,574
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	745,000	680,069
Banco Industrial 144A 4.875% 1/29/31 #, μ	405,000	393,709
Banco Internacional del Peru 144A 7.625% 1/16/34 #, μ	620,000	661,264
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	320,000	329,403
Banco Santander 5.588% 8/8/28	400,000	410,036
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	425,000	445,253
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	713,291
Bank of America
2.482% 9/21/36 μ	13,120,000	10,769,660
5.468% 1/23/35 μ	2,945,000	3,012,473
5.819% 9/15/29 μ	5,944,000	6,156,188
6.204% 11/10/28 μ	10,070,000	10,487,267
Bank of Montreal
7.30% 11/26/84 μ	2,395,000	2,424,430
7.70% 5/26/84 μ	3,720,000	3,838,263

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	7,723,000	7,610,482
Barclays
6.224% 5/9/34 μ	2,059,000	2,167,735
7.385% 11/2/28 μ	1,779,000	1,897,156
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	1,465,000	1,396,232
144A 8.125% 1/8/39 #, μ	480,000	493,365
Citibank
5.438% 4/30/26	2,180,000	2,200,646
5.488% 12/4/26	5,705,000	5,794,458
Citigroup
5.61% 9/29/26 μ	2,033,000	2,042,080
7.00% 8/15/34 μ, ψ	1,950,000	1,982,968

Citizens Bank 6.064% 10/24/25 μ	5,640,000	5,627,327
Credit Agricole 144A 6.316% 10/3/29 #, μ	5,919,000	6,181,050
Deutsche Bank
3.729% 1/14/32 μ	3,669,000	3,180,727
6.72% 1/18/29 μ	4,496,000	4,696,763
6.819% 11/20/29 μ	3,590,000	3,798,714
8    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
7.146% 7/13/27 μ		2,655,000	$ 2,744,457

Fifth Third Bank 5.852% 10/27/25 μ		6,540,000	6,542,650
Goldman Sachs Group
5.727% 4/25/30 μ		2,720,000	2,810,181
5.851% 4/25/35 μ		3,060,000	3,198,823
6.484% 10/24/29 μ		11,585,000	12,262,349

HDFC Bank 5.18% 2/15/29 ■		670,000	676,459
Huntington Bancshares 6.208% 8/21/29 μ		4,255,000	4,423,200
Huntington National Bank 4.552% 5/17/28 μ		1,496,000	1,476,433
ICICI Bank 144A 4.00% 3/18/26 #		345,000	339,279
JPMorgan Chase & Co.
3.109% 4/22/51 μ		1,215,000	854,338
5.012% 1/23/30 μ		3,080,000	3,106,188
5.571% 4/22/28 μ		3,335,000	3,397,998
5.766% 4/22/35 μ		3,445,000	3,611,954
6.254% 10/23/34 μ		2,060,000	2,230,823

KeyBank 4.15% 8/8/25		4,927,000	4,864,286
Kookmin Bank 144A 2.50% 11/4/30 #		655,000	561,280
Lloyds Banking Group 5.721% 6/5/30 μ		2,215,000	2,279,265
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,476,979
2.484% 9/16/36 μ		9,638,000	7,818,295
5.164% 4/20/29 μ		3,890,000	3,930,000
5.831% 4/19/35 μ		5,529,000	5,779,311
6.138% 10/16/26 μ		2,120,000	2,144,360
6.296% 10/18/28 μ		4,478,000	4,671,615
6.407% 11/1/29 μ		3,900,000	4,126,235
6.627% 11/1/34 μ		8,630,000	9,518,832
NBK SPC
144A 1.625% 9/15/27 #, μ		1,105,000	1,025,137
144A 5.50% 6/6/30 #, μ		680,000	690,333

Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		455,000	438,410
PNC Bank 4.05% 7/26/28		6,875,000	6,676,180
PNC Financial Services Group
5.401% 7/23/35 μ		2,665,000	2,694,039
5.676% 1/22/35 μ		2,200,000	2,269,565
6.875% 10/20/34 μ		3,330,000	3,707,606

Popular 7.25% 3/13/28		2,235,000	2,333,436
NQ- 189 [0724] 0924 (3842482)    9

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Rizal Commercial Banking 6.50% 8/27/25 μ, ψ, ■		685,000	$ 678,003
Shinhan Bank 144A 5.75% 4/15/34 #		540,000	550,961
Shinhan Financial Group 144A 5.00% 7/24/28 #		370,000	372,056
Standard Chartered 144A 6.301% 1/9/29 #, μ		590,000	611,808
State Street 4.993% 3/18/27		3,400,000	3,434,594
SVB Financial Group
1.80% 2/2/31 ‡		2,130,000	1,275,401
4.00% 5/15/26 ‡, ψ		6,135,000	23,006
4.57% 4/29/33 ‡		8,319,000	4,914,263

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		845,000	831,119
Toronto-Dominion Bank 4.108% 6/8/27		1,870,000	1,838,740
Truist Bank 2.636% 9/17/29 μ		15,293,000	15,088,935
Truist Financial 4.95% 9/1/25 μ, ψ		5,260,000	5,168,603
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ		475,000	473,316
144A 8.375% 2/28/34 #, μ		665,000	668,137
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,298,200
144A 5.699% 2/8/35 #, μ		1,485,000	1,520,204
US Bancorp
2.491% 11/3/36 μ		9,420,000	7,597,763
4.653% 2/1/29 μ		2,558,000	2,538,611
5.384% 1/23/30 μ		1,040,000	1,060,669
5.678% 1/23/35 μ		2,620,000	2,692,121
5.727% 10/21/26 μ		555,000	559,052
6.787% 10/26/27 μ		1,475,000	1,531,869

Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, μ		655,000	676,139
			268,956,170
Basic Industry — 0.80%
Anglo American Capital 144A 5.50% 5/2/33 #		780,000	783,021
Celanese US Holdings
6.05% 3/15/25		1,298,000	1,298,997
6.165% 7/15/27		1,050,000	1,078,553

CSN Resources 144A 8.875% 12/5/30 #		640,000	645,284
First Quantum Minerals 144A 9.375% 3/1/29 #		575,000	605,473
Freeport-McMoRan 5.45% 3/15/43		4,130,000	3,964,180
LYB International Finance III
3.625% 4/1/51		3,035,000	2,147,398
5.50% 3/1/34		5,345,000	5,420,811

10    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Methanex 5.25% 12/15/29		1,645,000	$ 1,602,263
Novelis 144A 4.75% 1/30/30 #		745,000	704,538
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>		499,014	462,632
Sasol Financing USA 144A 8.75% 5/3/29 #		760,000	788,408
Sherwin-Williams 3.30% 5/15/50		7,980,000	5,590,149
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #		650,000	680,263
Vale Overseas 6.125% 6/12/33		660,000	675,543
			26,447,513
Brokerage — 0.48%
Jefferies Financial Group
2.625% 10/15/31		4,525,000	3,777,030
5.875% 7/21/28		4,614,000	4,743,416
6.05% 3/12/25		3,430,000	3,429,865
6.50% 1/20/43		3,120,000	3,346,317

XP 144A 6.75% 7/2/29 #		560,000	569,968
			15,866,596
Capital Goods — 1.27%
Amphenol
2.20% 9/15/31		1,745,000	1,471,995
5.05% 4/5/27		1,735,000	1,753,806
5.25% 4/5/34		1,875,000	1,916,214

Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,172,000	4,610,415
Boeing 2.196% 2/4/26		6,805,000	6,478,351
Cemex 144A 9.125% 3/14/28 #, μ, ψ		550,000	593,580
Foxconn Far East 2.50% 10/28/30 ■		535,000	469,189
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	2,400,000	2,140,999
0.625% 4/6/30 ■	EUR	2,300,000	2,148,069

Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		3,690,000	3,812,812
Northrop Grumman 5.20% 6/1/54		4,685,000	4,511,855
Sisecam UK 144A 8.25% 5/2/29 #		710,000	724,580
Standard Industries 144A 3.375% 1/15/31 #		4,106,000	3,516,893
Teledyne Technologies 2.25% 4/1/28		5,455,000	4,996,705
UltraTech Cement 144A 2.80% 2/16/31 #		525,000	454,923
United Rentals North America 3.875% 2/15/31		2,416,000	2,185,210
NQ- 189 [0724] 0924 (3842482)    11

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

West China Cement 4.95% 7/8/26 ■	545,000	$ 448,921
		42,234,517
Communications — 4.30%
America Movil 4.70% 7/21/32	685,000	669,536
American Tower
2.30% 9/15/31	10,235,000	8,577,639
5.20% 2/15/29	2,475,000	2,510,497
5.45% 2/15/34	2,165,000	2,208,542
AT&T
3.50% 6/1/41	2,069,000	1,629,122
3.50% 9/15/53	11,190,000	7,829,716
3.55% 9/15/55	778,000	539,814

CCO Holdings 144A 4.25% 1/15/34 #	7,640,000	6,041,050
Cellnex Finance 144A 3.875% 7/7/41 #	11,048,000	8,922,222
Charter Communications Operating
3.85% 4/1/61	8,730,000	5,274,986
4.40% 12/1/61	4,929,000	3,297,427
Comcast
2.80% 1/15/51	1,378,000	872,327
4.55% 1/15/29	6,785,000	6,789,921

Connect Finco 144A 6.75% 10/1/26 #	5,668,000	5,576,427
Crown Castle 1.05% 7/15/26	3,060,000	2,839,033
CT Trust 144A 5.125% 2/3/32 #	675,000	602,841
Directv Financing 144A 5.875% 8/15/27 #	4,386,000	4,226,993
Frontier Communications Holdings
144A 5.00% 5/1/28 #	4,185,000	4,033,635
144A 5.875% 10/15/27 #	2,295,000	2,274,263

HTA Group 144A 7.50% 6/4/29 #	795,000	798,880
IHS Holding
144A 5.625% 11/29/26 #	500,000	477,391
5.625% 11/29/26 ■	250,000	238,695

Millicom International Cellular 144A 7.375% 4/2/32 #	604,000	606,705
Netflix 4.90% 8/15/34	14,935,000	15,023,683
Prosus 144A 4.193% 1/19/32 #	775,000	692,802
Rogers Communications
5.00% 2/15/29	4,385,000	4,400,804
5.30% 2/15/34	4,880,000	4,893,441

Silknet JSC 144A 8.375% 1/31/27 #	510,000	508,598
Sprint Capital 6.875% 11/15/28	4,690,000	5,032,046
12    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Sprint Spectrum 144A 4.738% 9/20/29 #	639,375	$ 637,398
Telecom Argentina 144A 9.50% 7/18/31 #	790,000	783,785
Time Warner Cable 7.30% 7/1/38	10,225,000	10,667,467
T-Mobile USA
3.00% 2/15/41	13,210,000	9,735,222
3.75% 4/15/27	5,850,000	5,702,881
5.75% 1/15/34	1,465,000	1,540,874

Verizon Communications 2.875% 11/20/50	2,755,000	1,783,184
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,205,783
		142,445,630
Consumer Cyclical — 1.59%
Alibaba Group Holding 2.70% 2/9/41	580,000	404,282
Aptiv 3.10% 12/1/51	9,901,000	6,176,300
Carnival
144A 4.00% 8/1/28 #	1,730,000	1,637,935
144A 7.625% 3/1/26 #	2,524,000	2,549,995
Cencosud
144A 4.375% 7/17/27 #	465,000	448,717
144A 5.95% 5/28/31 #	455,000	462,098
Ford Motor Credit
2.30% 2/10/25	645,000	633,065
2.90% 2/16/28	1,425,000	1,308,693
2.90% 2/10/29	940,000	842,999
4.542% 8/1/26	2,577,000	2,536,341
5.80% 3/5/27	405,000	408,931
5.80% 3/8/29	2,695,000	2,723,372
6.125% 3/8/34	2,195,000	2,198,914
6.798% 11/7/28	1,305,000	1,368,642
6.80% 5/12/28	2,995,000	3,124,585

Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	14,893
General Motors
5.40% 4/1/48	3,055,000	2,781,332
5.95% 4/1/49	1,018,000	1,003,279
General Motors Financial
5.60% 6/18/31	1,445,000	1,462,632
5.95% 4/4/34	1,445,000	1,473,357
Home Depot
4.85% 6/25/31	1,065,000	1,080,207
4.875% 6/25/27	1,205,000	1,218,635
NQ- 189 [0724] 0924 (3842482)    13

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot
4.95% 6/25/34	3,370,000	$ 3,404,388
Hyundai Capital America
144A 5.275% 6/24/27 #	1,870,000	1,886,964
144A 5.40% 6/24/31 #	2,130,000	2,165,349

Melco Resorts Finance 144A 7.625% 4/17/32 #	905,000	901,809
MGM China Holdings 144A 4.75% 2/1/27 #	670,000	639,957
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,480,000	1,475,334
Sands China
3.25% 8/8/31	520,000	440,331
4.375% 6/18/30	595,000	552,247

Studio City Finance 144A 5.00% 1/15/29 #	505,000	450,337
VICI Properties 4.95% 2/15/30	5,195,000	5,094,531
		52,870,451
Consumer Non-Cyclical — 2.02%
AbbVie
4.95% 3/15/31	4,835,000	4,931,732
5.35% 3/15/44	1,775,000	1,805,133
Amgen
5.15% 3/2/28	1,615,000	1,637,516
5.25% 3/2/33	8,825,000	8,973,039

Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	685,686
Cardinal Health 5.125% 2/15/29	3,091,000	3,135,503
Central American Bottling 144A 5.25% 4/27/29 #	982,000	943,352
DaVita
144A 3.75% 2/15/31 #	1,725,000	1,494,057
144A 4.625% 6/1/30 #	1,550,000	1,420,730
HCA
3.50% 7/15/51	8,480,000	5,827,269
5.45% 4/1/31	2,235,000	2,279,927
6.00% 4/1/54	3,165,000	3,191,334
Indofood CBP Sukses Makmur
3.541% 4/27/32 ■	600,000	526,221
4.805% 4/27/52 ■	415,000	346,871

JBS USA Holding Lux 5.50% 1/15/30	590,000	588,316
MHP Lux 144A 6.95% 4/3/26 #	715,000	594,018
Minerva Luxembourg 144A 8.875% 9/13/33 #	595,000	628,012
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	109,726
14    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	$ 1,706,724
2.606% 8/1/60	1,600,000	941,885

NYU Langone Hospitals 3.38% 7/1/55	1,455,000	1,049,667
Royalty Pharma
1.75% 9/2/27	3,955,000	3,607,102
3.35% 9/2/51	10,027,000	6,623,283
5.90% 9/2/54	3,376,000	3,361,080

Takeda Pharmaceutical 3.175% 7/9/50	12,660,000	8,609,433
Tenet Healthcare 4.25% 6/1/29	1,015,000	958,554
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	388,604
6.75% 3/1/28	540,000	554,811
		66,919,585
Electric — 3.56%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	531,625
AEP Texas 5.40% 6/1/33	1,180,000	1,179,043
AES Andes
144A 6.30% 3/15/29 #	665,000	676,852
144A 8.15% 6/10/55 #, μ	685,000	700,670

Alfa Desarrollo 144A 4.55% 9/27/51 #	1,648,281	1,247,018
Appalachian Power 4.50% 8/1/32	5,410,000	5,129,934
Berkshire Hathaway Energy 2.85% 5/15/51	11,235,000	7,181,511
Calpine
144A 4.50% 2/15/28 #	895,000	857,922
144A 5.00% 2/1/31 #	3,015,000	2,849,754
144A 5.125% 3/15/28 #	893,000	865,445

Constellation Energy Generation 5.75% 3/15/54	3,900,000	3,888,890
Dominion Energy Series A 6.875% 2/1/55 μ	3,150,000	3,271,210
DTE Energy 5.10% 3/1/29	2,980,000	3,008,363
Duke Energy 4.875% 9/16/24 μ, ψ	5,585,000	5,561,216
Duke Energy Carolinas 4.95% 1/15/33	1,945,000	1,966,937
Engie Energia Chile 144A 6.375% 4/17/34 #	815,000	833,036
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,094,239
Entergy Louisiana 4.95% 1/15/45	685,000	614,690
Entergy Texas 3.55% 9/30/49	2,160,000	1,574,824
Evergy Kansas Central 3.45% 4/15/50	3,230,000	2,282,149
Exelon 5.45% 3/15/34	1,430,000	1,459,449
NQ- 189 [0724] 0924 (3842482)    15

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,825,000	$ 6,505,694
JSW Hydro Energy 144A 4.125% 5/18/31 #	1,124,800	1,012,110
Minejesa Capital 144A 5.625% 8/10/37 #	445,000	412,997
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	555,722	534,307
NextEra Energy Capital Holdings
5.55% 3/15/54	6,700,000	6,624,006
5.749% 9/1/25	6,940,000	6,989,839
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,195,384
4.50% 4/1/47	1,725,000	1,439,372
5.05% 10/1/48	3,280,000	2,943,885
6.20% 12/1/53	825,000	871,117

Pacific Gas & Electric 3.30% 8/1/40	13,248,000	9,690,926
PacifiCorp
5.10% 2/15/29	740,000	750,656
5.45% 2/15/34	1,260,000	1,274,560
5.80% 1/15/55	1,305,000	1,296,593

PG&E 5.25% 7/1/30	2,515,000	2,432,367
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	980,000	982,303
Southern California Edison
4.00% 4/1/47	1,720,000	1,365,394
5.20% 6/1/34	3,145,000	3,155,932

Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	536,355	543,475
Vistra 144A 7.00% 12/15/26 #, μ, ψ	3,785,000	3,809,807
Vistra Operations
144A 5.125% 5/13/25 #	4,511,000	4,494,620
144A 6.00% 4/15/34 #	1,465,000	1,500,320
144A 6.95% 10/15/33 #	7,665,000	8,331,755
		117,932,196
Energy — 3.90%
3R Lux 144A 9.75% 2/5/31 #	630,000	668,994
BP Capital Markets 4.875% 3/22/30 μ, ψ	9,525,000	9,028,479
BP Capital Markets America
4.812% 2/13/33	2,948,000	2,921,043
5.227% 11/17/34	2,280,000	2,319,188

Canacol Energy 144A 5.75% 11/24/28 #	1,030,000	510,271
16    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Cheniere Energy Partners
4.50% 10/1/29	4,265,000	$ 4,130,188
144A 5.75% 8/15/34 #	4,000,000	4,080,324

ConocoPhillips 5.05% 9/15/33	6,945,000	7,041,581
Diamondback Energy
5.20% 4/18/27	1,655,000	1,673,546
5.40% 4/18/34	5,536,000	5,606,499
5.75% 4/18/54	3,754,000	3,718,921

EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	430,588
El Paso Natural Gas 8.375% 6/15/32	690,000	814,398
Enbridge
5.25% 4/5/27	3,020,000	3,057,398
5.75% 7/15/80 μ	1,425,000	1,354,256

Energean Israel Finance 144A 4.875% 3/30/26 #	1,535,000	1,457,655
Energy Transfer
5.95% 5/15/54	2,570,000	2,539,829
6.05% 9/1/54	330,000	331,001
6.10% 12/1/28	6,170,000	6,437,180
6.50% 11/15/26 μ, ψ	9,375,000	9,337,241
Eni
144A 5.50% 5/15/34 #	2,615,000	2,668,583
144A 5.95% 5/15/54 #	2,770,000	2,808,558
Enterprise Products Operating
3.20% 2/15/52	14,770,000	10,155,831
5.35% 1/31/33	630,000	651,629
8.385% 6/1/67 •	975,000	965,994
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	486,240	422,348
144A 2.94% 9/30/40 #	590,678	480,963

Geopark 144A 5.50% 1/17/27 #	995,000	934,699
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	460,000	462,270
144A 6.51% 2/23/42 #	860,000	896,002
Kinder Morgan
5.00% 2/1/29	1,235,000	1,244,733
5.20% 6/1/33	2,220,000	2,206,998

Kosmos Energy 144A 7.75% 5/1/27 #	950,000	934,037
Medco Maple Tree 144A 8.96% 4/27/29 #	865,000	912,194
Murphy Oil 5.875% 12/1/27	3,718,000	3,719,695
NQ- 189 [0724] 0924 (3842482)    17

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

MV24 Capital 144A 6.748% 6/1/34 #	681,880	$ 646,843
NuStar Logistics 6.375% 10/1/30	1,530,000	1,562,488
Occidental Petroleum
5.375% 1/1/32	1,760,000	1,778,214
5.55% 10/1/34	1,210,000	1,217,381
6.05% 10/1/54	1,170,000	1,177,007
6.125% 1/1/31	4,790,000	5,006,727
6.20% 3/15/40	1,720,000	1,769,558

Pluspetrol Camisea 144A 6.24% 7/3/36 #	930,000	951,383
Puma International Financing 144A 7.75% 4/25/29 #	919,000	932,376
Raizen Fuels Finance
144A 6.45% 3/5/34 #	385,000	398,771
144A 6.95% 3/5/54 #	900,000	930,295

SierraCol Energy Andina 144A 6.00% 6/15/28 #	790,000	710,957
Targa Resources Partners 5.00% 1/15/28	5,905,000	5,854,251
Tennessee Gas Pipeline
144A 2.90% 3/1/30 #	7,605,000	6,821,269
8.375% 6/15/32	700,000	820,613

Thaioil Treasury Center 144A 2.50% 6/18/30 #	790,000	682,728
TMS Issuer 144A 5.78% 8/23/32 #	490,000	502,402
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	660,000	666,363
		129,352,740
Finance Companies — 1.88%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,396,840
3.00% 10/29/28	12,792,000	11,840,874
5.10% 1/19/29	2,000,000	2,013,431
6.50% 7/15/25	3,600,000	3,630,817
Air Lease
3.00% 2/1/30	14,315,000	12,983,095
4.125% 12/15/26 μ, ψ	1,925,000	1,772,581
4.625% 10/1/28	5,801,000	5,724,588
5.10% 3/1/29	4,350,000	4,382,851
5.20% 7/15/31	475,000	474,987

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	2,755,000	2,789,014
Aviation Capital Group
144A 3.50% 11/1/27 #	8,090,000	7,686,631
18    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 5.375% 7/15/29 #	3,350,000	$ 3,364,992

Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	505,000	497,289
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	1,540,000	1,581,293
Sunac China Holdings
PIK, 144A 6.00% 9/30/25 #, >>	957,900	122,132
PIK, 144A 6.25% 9/30/26 #, >>	556,875	63,885
		62,325,300
Industrials — 0.07%
Bidvest Group UK 144A 3.625% 9/23/26 #	980,000	932,160
CK Hutchison International 23
144A 4.75% 4/21/28 #	490,000	491,332
144A 4.875% 4/21/33 #	875,000	870,206
		2,293,698
Insurance — 2.12%
AIA Group
144A 3.375% 4/7/30 #	465,000	434,086
144A 5.375% 4/5/34 #	660,000	665,161
Aon
2.90% 8/23/51	8,680,000	5,517,154
5.00% 9/12/32	4,930,000	4,935,083
Aon North America
5.30% 3/1/31	5,355,000	5,458,941
5.75% 3/1/54	895,000	903,594
Athene Holding
3.45% 5/15/52	6,475,000	4,235,323
3.95% 5/25/51	2,880,000	2,110,264
6.25% 4/1/54	1,865,000	1,904,134
Elevance Health
5.15% 6/15/29	2,850,000	2,908,067
5.375% 6/15/34	8,709,000	8,938,106

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,075,000	5,327,648
MetLife 6.40% 12/15/66	45,000	45,971
New York Life Global Funding 144A 5.45% 9/18/26 #	4,565,000	4,632,476
UnitedHealth Group
4.50% 4/15/33	6,909,000	6,738,046
4.90% 4/15/31	9,210,000	9,314,333
5.375% 4/15/54	2,945,000	2,924,527
NQ- 189 [0724] 0924 (3842482)    19

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
5.50% 7/15/44	3,380,000	$ 3,420,603
		70,413,517
Natural Gas — 0.27%
Atmos Energy 2.85% 2/15/52	2,145,000	1,374,512
Engie
144A 5.25% 4/10/29 #	2,540,000	2,577,460
144A 5.625% 4/10/34 #	2,245,000	2,290,757

ENN Energy Holdings 144A 2.625% 9/17/30 #	500,000	446,201
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	595,000	438,721
Sempra 4.875% 10/15/25 μ, ψ	1,810,000	1,777,560
		8,905,211
No Match To Sector File or Replacements File — 0.07%
BOC Aviation USA 144A 5.25% 1/14/30 #	1,220,000	1,242,701
Empresa Nacional del Petroleo 144A 5.95% 7/30/34 #	705,000	705,411
Saudi Arabian Oil 144A 5.75% 7/17/54 #	470,000	461,352
		2,409,464
Real Estate Investment Trusts — 0.27%
American Homes 4 Rent 3.625% 4/15/32	2,235,000	2,005,239
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	820,000	662,110
Extra Space Storage 5.40% 2/1/34	5,500,000	5,548,764
Trust Fibra Uno 144A 7.375% 2/13/34 #	635,000	634,265
		8,850,378
Technology — 1.53%
Apple 1.40% 8/5/28	2,330,000	2,087,383
Broadcom
144A 3.469% 4/15/34 #	8,477,000	7,407,314
5.05% 7/12/29	3,020,000	3,058,093
5.15% 11/15/31	1,890,000	1,915,186
CDW
2.67% 12/1/26	1,425,000	1,348,951
3.276% 12/1/28	12,405,000	11,496,642

Entegris 144A 4.75% 4/15/29 #	3,030,000	2,926,326
Iron Mountain 144A 5.25% 7/15/30 #	1,700,000	1,637,858
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	6,990,000	6,533,828
20    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
NCR Voyix
144A 5.00% 10/1/28 #	135,000	$ 129,185
144A 5.125% 4/15/29 #	190,000	181,701
Oracle
3.60% 4/1/50	4,983,000	3,575,248
4.65% 5/6/30	6,500,000	6,488,883
Tencent Holdings
144A 2.88% 4/22/31 #	380,000	338,402
144A 3.68% 4/22/41 #	445,000	357,684

TSMC Arizona 2.50% 10/25/31	770,000	667,454
TSMC Global 144A 2.25% 4/23/31 #	520,000	448,576
		50,598,714
Transportation — 0.65%
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	490,000	450,172
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	585,300	600,637
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	550,000	567,858
Azul Secured Finance 144A 11.93% 8/28/28 #	435,000	419,075
ERAC USA Finance
144A 4.90% 5/1/33 #	1,600,000	1,596,729
144A 5.00% 2/15/29 #	1,525,000	1,550,081

International Container Terminal Services 4.75% 6/17/30 ■	775,000	752,456
Movida Europe 144A 7.85% 4/11/29 #	675,000	633,620
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,187,677
United Airlines
144A 4.375% 4/15/26 #	3,780,000	3,688,136
144A 4.625% 4/15/29 #	10,551,000	9,979,596
		21,426,037
Utilities — 0.02%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	613,812
		613,812
Total Corporate Bonds (cost $1,130,993,893)		1,090,861,529

NQ- 189 [0724] 0924 (3842482)    21

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations — 1.81%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	$ 446,762
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	745,000	674,781
Banco Nacional de Panama 144A 2.50% 8/11/30 #	800,000	633,925
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #	400,000	412,933
Bapco Energies 7.50% 10/25/27 ■	273,000	282,935
CIMB Bank 144A 2.125% 7/20/27 #	685,000	636,680
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	614,252
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	314,405
144A 4.25% 7/17/42 #	400,000	320,058

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	199,274
Ecopetrol
5.875% 11/2/51	510,000	357,989
8.375% 1/19/36	525,000	522,700

Emirates NBD Bank PJSC 2.625% 2/18/25 ■	310,000	305,195
Fannie Mae S.F. 30 yr 3.50% 7/1/47	12,700,000	11,889,283
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	520,000	503,698
Freddie Mac S.F. 30 yr
4.50% 11/1/52	1,256,133	1,210,345
5.00% 7/1/52	20,699,975	20,658,824

Freeport Indonesia 144A 5.315% 4/14/32 #	1,930,000	1,899,145
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	996,344
Georgian Railway JSC 4.00% 6/17/28 ■	950,000	846,687
Huarong Finance 2017 4.75% 4/27/27 ■	590,000	564,954
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	370,191
KazMunayGas National
144A 4.75% 4/19/27 #	280,000	273,358
22    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
KazMunayGas National
144A 5.375% 4/24/30 #	495,000	$ 484,887

MISC Capital Two Labuan 144A 3.75% 4/6/27 #	750,000	727,856
OCP
144A 3.75% 6/23/31 #	350,000	306,796
144A 5.125% 6/23/51 #	840,000	647,978
144A 7.50% 5/2/54 #	655,000	678,093

Oryx Funding 144A 5.80% 2/3/31 #	685,000	683,029
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	773,809
144A 5.25% 5/15/47 #	870,000	772,737

Petrobras Global Finance 6.50% 7/3/33	1,000,000	1,019,103
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	893,736
7.69% 1/23/50	1,005,000	738,796
10.00% 2/7/33	300,000	306,015
Petronas Capital
144A 2.48% 1/28/32 #	800,000	680,153
144A 3.50% 4/21/30 #	600,000	562,173

PTTEP Treasury Center 144A 2.587% 6/10/27 #	475,000	445,450
QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,370,192
QNB Finance 2.625% 5/12/25 ■	760,000	743,388
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	135,990
144A 4.25% 4/16/39 #	1,367,000	1,207,517

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	509,711	413,456
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	675,000	680,358
YPF 144A 9.50% 1/17/31 #	870,000	895,639
Total Government Agency Obligations (cost $61,254,153)		60,101,869

NQ- 189 [0724] 0924 (3842482)    23

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds — 0.50%
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	14,201,665	$ 13,811,119
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,439,000	2,748,509
Total Municipal Bonds (cost $15,368,224)		16,559,628

Non-Agency Asset-Backed Securities — 4.02%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.573% 11/25/36 ~	491,060	485,978
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,117	1,038
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,750,000	11,970,761
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,300,000	4,950,986
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	12,706,556
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,521,425	19,446,708
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,461,573
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	4,065,358

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,488,000	5,491,888
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	680,000	659,386
Series 2024-B A3 5.10% 4/15/29	10,700,000	10,820,275

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	17,550,000	17,821,093
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	3,250,000	3,337,367
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	9,000,000	9,000,891
Home Partners of America Trust
Series 2021-1 A 144A 1.698% 9/17/41 #	3,781,619	3,243,315
Series 2021-3 B 144A 2.649% 1/17/41 #	4,697,483	4,234,058

JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	459,330	450,372
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,077,457
24    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	$ 2,456,672
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	259,794	253,381

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	14,000,000	14,191,184
Total Non-Agency Asset-Backed Securities (cost $137,676,548)		133,126,297

Non-Agency Collateralized Mortgage Obligations — 2.05%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.557% 7/25/43 #, •	1,482,562	1,149,820
Series 2015-1 B1 144A 3.632% 1/25/45 #, •	484,781	465,166
Series 2015-1 B2 144A 3.632% 1/25/45 #, •	274,113	262,784

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	11,446	3,588
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	14,324	13,349
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	117,622	104,045
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.659% 12/25/30 •	478,939	84,881
CSMC Trust
Series 2013-7 B4 144A 3.546% 8/25/43 #, •	1,101,759	913,861
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,465,140	1,303,215

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,576,377	2,266,960
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	5,151,633	4,518,781
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	5,266,156	4,292,871
JP Morgan Mortgage Trust
Series 2004-A3 4A2 7.633% 7/25/34 •	2,641	2,554
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,671,916	5,003,846
Series 2021-4 A5 144A 2.50% 8/25/51 #, •	6,000,000	4,048,127
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.409% 6/25/29 #, •	546,605	512,634
Series 2014-2 B2 144A 3.409% 6/25/29 #, •	216,947	202,652
Series 2015-4 B1 144A 3.532% 6/25/45 #, •	1,299,674	1,199,216
Series 2015-4 B2 144A 3.532% 6/25/45 #, •	946,148	869,679
Series 2016-4 B1 144A 3.797% 10/25/46 #, •	840,022	781,766
Series 2016-4 B2 144A 3.797% 10/25/46 #, •	1,452,124	1,348,866
NQ- 189 [0724] 0924 (3842482)    25

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2017-1 B3 144A 3.449% 1/25/47 #, •	2,653,594	$ 2,350,246
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	213,340	190,281
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	202,816	180,067
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	955,609	819,309
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,784,750	1,462,658
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,482,065	2,840,602
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	8,616,545	7,024,044
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	4,015,057	3,270,388
Series 2021-13 B1 144A 3.14% 4/25/52 #, •	4,661,723	3,856,378
JPMorgan Trust
Series 2015-1 B2 144A 6.666% 12/25/44 #, •	808,468	779,661
Series 2015-5 B2 144A 6.79% 5/25/45 #, •	875,607	891,071
Series 2015-6 B1 144A 3.505% 10/25/45 #, •	815,141	769,359
Series 2015-6 B2 144A 3.505% 10/25/45 #, •	752,588	709,382
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	3,650,955	2,989,416
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,664,834	1,360,138
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,666,227	1,359,776

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	273	266
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	437,540	418,819
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,776,937	1,448,525
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,807,849	3,104,086
Sequoia Mortgage Trust
Series 2013-4 B2 3.436% 4/25/43 •	274,707	261,008
Series 2015-1 B2 144A 3.93% 1/25/45 #, •	533,411	508,763
Series 2015-2 B2 144A 3.757% 5/25/45 #, •	150,088	141,205
Series 2017-5 B1 144A 3.783% 8/25/47 #, •	197,788	183,043
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,324,994	1,083,261
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,234	91
Series 1998-2 C 6.75% 5/2/30 •	1,468	37

Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	530,162	454,021
Total Non-Agency Collateralized Mortgage Obligations (cost $81,843,395)		67,804,562

26    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 8.08%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M A 144A 4.185% 8/15/46 #, •	4,130,000	$ 3,393,185
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,432,051
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,797,264
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,594,392
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,334,023
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,735,187
Series 2022-BNK39 B 3.239% 2/15/55 •	3,195,000	2,689,031
Series 2022-BNK39 C 3.27% 2/15/55 •	2,092,000	1,646,293
Series 2022-BNK40 B 3.393% 3/15/64 •	4,550,000	3,854,386

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	28,181
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	10,126,899
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	5,844,356
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,490,131
Series 2020-B19 A5 1.85% 9/15/53	835,000	687,251
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	2,997,531
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	7,025,143
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	4,169,139
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,645,763
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,591,270
Series 2022-B32 C 3.454% 1/15/55 •	5,500,000	4,219,631
Series 2022-B33 B 3.614% 3/15/55 •	2,250,000	1,865,534
Series 2022-B33 C 3.614% 3/15/55 •	2,250,000	1,800,321
Series 2022-B35 A5 4.444% 5/15/55 •	6,555,000	6,196,123

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,193,863
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,490,043
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,178,352
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,863,191
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,127,196
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,715,072
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,117,751

NQ- 189 [0724] 0924 (3842482)    27

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	$ 9,631,665
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,066,512
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,486,740
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	122,286
Series 2015-CR23 A4 3.497% 5/10/48	115,000	113,116
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,208,874

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,063,630
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,547,798
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.328% 11/5/34 #, •	1,000,000	348,379
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,668,745
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,311,021
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	113,042
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,762,255
Series 2019-GC42 A4 3.00% 9/10/52	5,440,000	4,917,987
Series 2020-GC47 A5 2.377% 5/12/53	15,873,000	13,769,851

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	8,998,891	8,822,038
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,437,347
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	274,348
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	7,199,000	6,205,538
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,830,472
Series 2016-JP2 AS 3.056% 8/15/49	180,000	166,365
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,944,296
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,500,467
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,223,500
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,670,668
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	25,283,794

28    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

One Market Plaza Trust Series 2017-1MKT A 144A 3.614% 2/10/32 #	2,921,791	$ 2,630,239
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,390,684
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,291,287
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,615,613
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,505,416
Total Non-Agency Commercial Mortgage-Backed Securities (cost $303,666,220)		267,772,526

Loan Agreements — 2.89%
Capital Goods — 0.44%
Berry Global Tranche AA 7.316% (SOFR03M + 2.01%) 7/1/29 •	1,773,477	1,780,639
Indicor Tranche C 8.585% (SOFR03M + 3.25%) 11/22/29 •	4,513,687	4,527,793
Standard Industries 7.345% (SOFR01M + 2.00%) 9/22/28 •	4,766,910	4,783,794
SunSource Borrower 9.446% (SOFR01M + 4.10%) 3/25/31 •	3,376,538	3,393,420
		14,485,646
Communications — 0.44%
Charter Communications Operating
Tranche B2 7.082% (SOFR03M + 1.75%) 2/1/27 •	1,923,746	1,924,675
Tranche B-4 7.332% (SOFR03M + 2.00%) 12/7/30 •	2,885,500	2,863,694

Connect US Finco 9.843% (SOFR01M + 4.50%) 9/27/29 •	1,870,263	1,782,828
Frontier Communications Tranche B 8.763% (SOFR06M + 3.50%) 7/1/31 •	4,552,884	4,592,722
Viasat 9.844% (SOFR01M + 4.50%) 3/2/29 •	3,349,320	3,081,375
Virgin Media Bristol Tranche Y 8.693% (SOFR06M + 3.35%) 3/31/31 •	417,000	398,756
		14,644,050
Consumer Cyclical — 0.55%
Flutter Entertainment Tranche B 7.693% (SOFR03M + 2.25%) 11/25/30 •	3,188,975	3,197,745
Peer Holding III Tranche B-5 TBD 6/20/31 X	7,625,000	7,667,891
Scientific Games International Tranche B-1 8.182% (SOFR01M + 2.75%) 4/16/29 •	4,221,196	4,235,045
NQ- 189 [0724] 0924 (3842482)    29

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical (continued)
Staples 11.084% (SOFR03M + 5.75%) 9/4/29 •	3,495,000	$ 3,258,360
		18,359,041
Consumer Non-Cyclical — 0.11%
Concentra Health Services Tranche B TBD 7/25/31 X	3,490,000	3,500,906
		3,500,906
Electric — 0.13%
Calpine
7.343% (SOFR01M + 2.00%) 1/31/31 •	914,508	915,184
7.344% (SOFR01M + 2.00%) 12/16/27 •	466,469	468,697

Vistra Operations 7.344% (SOFR01M + 2.00%) 12/20/30 •	2,860,414	2,872,279
		4,256,160
Finance Companies — 0.10%
Castlelake Aviation One DAC 8.089% (SOFR03M + 2.75%) 10/22/27 •	3,381,634	3,398,543
		3,398,543
Financial Services — 0.10%
TransUnion Intermediate Holdings Tranche B-8 7.097% (SOFR01M + 1.75%) 6/5/31 •	3,365,000	3,368,304
		3,368,304
Insurance — 0.39%
Ardonagh Group Finco Pty 1st Lien TBD 2/17/31 X	6,410,000	6,414,006
DaVita Tranche B-1 7.344% (SOFR01M + 2.00%) 5/9/31 •	5,170,000	5,169,462
USI 8.085% (SOFR03M + 2.75%) 9/27/30 •	1,275,379	1,278,727
		12,862,195
Technology — 0.63%
Amazon Holdco TBD 7/30/31 X	4,150,000	4,165,563
Boxer Parent Company 1st Lien TBD 7/30/31 X	6,580,000	6,557,793
Entegris Tranche B 7.093% (SOFR03M + 1.75%) 7/6/29 •	1,621,001	1,625,729
Epicor Software
TBD 5/30/31 X	200,351	201,979
Tranche E 8.594% (SOFR01M + 3.25%) 5/30/31 •	1,707,609	1,721,074

Informatica Tranche B 7.594% (SOFR01M + 2.25%) 10/27/28 •	1,700,850	1,708,645
30    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
Technology (continued)

UKG Tranche B 8.555% (SOFR03M + 3.25%) 2/10/31 •		4,826,972	$ 4,846,931
			20,827,714
Total Loan Agreements (cost $95,507,770)			95,702,559

Sovereign BondsΔ — 1.43%
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	300,000	315,370
			315,370
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	221,195
8.25% 5/9/28 ■		299,000	283,851
144A 8.75% 4/14/32 #		200,000	179,380
			684,426
Argentina — 0.03%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,532,546	829,874
1.00% 7/9/29		81,280	46,935
			876,809
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		603,000	523,977
			523,977
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		600,000	632,701
			632,701
Benin — 0.00%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	186,906
			186,906
Bermuda — 0.03%
Bermuda Government International Bonds
3.375% 8/20/50 ■		328,000	229,436
NQ- 189 [0724] 0924 (3842482)    31

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Bermuda (continued)
Bermuda Government International Bonds
144A 5.00% 7/15/32 #	900,000	$ 878,850
		1,108,286
Brazil — 0.02%
Brazilian Government International Bonds
4.75% 1/14/50	672,000	491,224
6.00% 10/20/33	300,000	295,499
		786,723
Chile — 0.03%
Chile Government International Bonds
3.10% 5/7/41	721,000	539,040
3.50% 1/31/34	400,000	354,145
3.50% 1/25/50	250,000	183,913
		1,077,098
Colombia — 0.04%
Colombia Government International Bonds
3.25% 4/22/32	550,000	432,022
4.125% 2/22/42	368,000	246,514
5.00% 6/15/45	528,000	378,551
5.20% 5/15/49	200,000	143,759
		1,200,846
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	273,683
		273,683
Dominican Republic — 0.07%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,329,537
144A 5.30% 1/21/41 #	350,000	305,773
144A 5.50% 2/22/29 #	400,000	393,917
144A 7.05% 2/3/31 #	200,000	210,537
		2,239,764
Ecuador — 0.02%
Ecuador Government International Bonds
144A 5.50% 7/31/35 #, ~	759,875	404,288
144A 6.61% 7/31/30 #, ^	82,079	42,209
144A 6.90% 7/31/30 #, ~	289,958	196,887
		643,384
32    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Egypt — 0.03%
Egypt Government International Bonds
5.80% 9/30/27 ■		287,000	$ 262,784
144A 8.70% 3/1/49 #		1,080,000	831,334
			1,094,118
El Salvador — 0.02%
El Salvador Government International Bonds
144A 0.25% 4/17/30 #		350,000	10,500
6.375% 1/18/27 ■		211,000	193,715
144A 9.25% 4/17/30 #		350,000	319,722
			523,937
Ghana — 0.01%
Ghana Government International Bond 144A 7.875% 3/26/27 #		553,000	280,859
			280,859
Guatemala — 0.02%
Guatemala Government Bonds
144A 5.25% 8/10/29 #		250,000	243,061
144A 6.55% 2/6/37 #		300,000	301,356
			544,417
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #		200,000	216,815
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■		425,000	435,009
			651,824
Indonesia — 0.03%
Indonesia Government International Bonds
4.65% 9/20/32		400,000	392,417
5.25% 1/17/42 ■		200,000	199,229

Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		294,000	287,351
			878,997
Ivory Coast — 0.03%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	100,000	91,859
144A 6.125% 6/15/33 #		1,111,000	989,484
			1,081,343
NQ- 189 [0724] 0924 (3842482)    33

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Japan — 0.37%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	2,763,000,000	$ 12,337,191
			12,337,191
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	367,175
			367,175
Mexico — 0.07%
Mexico Government International Bonds
3.50% 2/12/34		1,456,000	1,211,500
4.875% 5/19/33		300,000	282,501
6.338% 5/4/53		300,000	288,219
6.35% 2/9/35		400,000	411,681
			2,193,901
Morocco — 0.01%
Morocco Government International Bond 144A 1.375% 3/30/26 #	EUR	200,000	206,974
			206,974
Nigeria — 0.03%
Nigeria Government International Bonds
7.143% 2/23/30 ■		300,000	263,618
7.375% 9/28/33 ■		351,000	287,864
144A 7.875% 2/16/32 #		703,000	611,612
			1,163,094
Oman — 0.06%
Oman Government International Bonds
144A 6.75% 1/17/48 #		1,399,000	1,457,462
7.375% 10/28/32 ■		363,000	407,077
			1,864,539
Panama — 0.04%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	406,875
Panama Government International Bonds
6.40% 2/14/35		426,000	415,707
7.50% 3/1/31		500,000	530,684
			1,353,266
34    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Paraguay — 0.02%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		827,000	$ 742,676
			742,676
Peru — 0.02%
Peruvian Government International Bond 2.844% 6/20/30		841,000	751,742
			751,742
Poland — 0.03%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		585,000	590,074
Republic of Poland Government International Bond 5.50% 4/4/53		462,000	457,522
			1,047,596
Qatar — 0.04%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	1,253,788
			1,253,788
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	210,929
			210,929
Romania — 0.02%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	111,997
144A 3.375% 1/28/50 #	EUR	290,000	213,471
7.125% 1/17/33 ■		402,000	431,253
			756,721
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46 ■		471,000	399,374
			399,374
Serbia — 0.03%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	326,936
144A 3.125% 5/15/27 #	EUR	300,000	314,161
NQ- 189 [0724] 0924 (3842482)    35

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Serbia (continued)
Serbia International Bonds
144A 6.00% 6/12/34 #	400,000	$ 399,129
		1,040,226
South Africa — 0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29	230,000	215,087
4.875% 4/14/26	331,000	325,414
5.65% 9/27/47	200,000	155,146
5.75% 9/30/49	395,000	305,212
		1,000,859
South Korea — 0.05%
Export-Import Bank of Korea 5.125% 1/11/33	400,000	410,648
Korea Housing Finance 144A 4.625% 2/24/33 #	540,000	531,411
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	585,000	590,464
		1,532,523
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #	755,000	422,350
		422,350
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	350,000	326,725
		326,725
Türkiye — 0.06%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #	450,000	440,843
Turkey Government International Bonds
7.625% 4/26/29	1,000,000	1,036,365
9.125% 7/13/30	360,000	399,242
		1,876,450
Ukraine — 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/28 #	1,104,000	355,143
		355,143
36    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Uruguay — 0.01%
Uruguay Government International Bond 4.375% 1/23/31	491,711	$ 484,460
		484,460
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	107,559
		107,559
Total Sovereign Bonds (cost $51,877,907)		47,400,729

Supranational Banks — 0.03%
African Development Bank 5.75% 5/7/34 μ, ψ	680,000	665,041
Corp Andina de Fomento 5.00% 1/24/29	400,000	406,259
Total Supranational Banks (cost $1,060,096)		1,071,300

US Treasury Obligations — 15.57%
US Treasury Bonds
2.25% 8/15/46	19,395,000	13,382,550
3.875% 2/15/43	16,430,000	15,320,655
4.25% 2/15/54	30,905,000	30,400,380
4.50% 2/15/44	835,000	843,611
US Treasury Floating Rate Notes
5.363% (USBMMY3M + 0.15%) 4/30/26 •	8,855,000	8,858,980
5.425% (USBMMY3M + 0.17%) 7/31/26 •	13,965,000	13,975,231
US Treasury Notes
4.00% 7/31/29	29,295,000	29,396,847
4.00% 1/31/31	47,625,000	47,725,460
4.125% 3/31/29	9,125,000	9,195,932
4.25% 6/30/29	61,955,000	62,821,404
4.25% 6/30/31	5,110,000	5,198,627
4.375% 7/15/27	9,475,000	9,556,056
4.375% 5/15/34	113,330,000	116,242,932
4.50% 5/31/29	14,040,000	14,391,549
4.625% 9/30/28	72,530,000	74,334,750
4.625% 5/31/31	9,370,000	9,736,747
4.625% 5/15/44	29,680,000	30,484,607
4.625% 5/15/54	10,670,000	11,175,158

NQ- 189 [0724] 0924 (3842482)    37

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)

US Treasury Strip Principal 2.26% 5/15/44 ^	30,730,000	$ 12,750,673
Total US Treasury Obligations (cost $519,727,060)		515,792,149
	Number of shares
Common Stock — 0.09%
Transportation — 0.09%
Grupo Aeromexico =, †	140,061	3,007,053
Total Common Stock (cost $1,686,558)		3,007,053

Short-Term Investments — 1.91%
Money Market Mutual Funds — 1.91%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	15,847,440	15,847,440
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	15,847,440	15,847,440
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	15,847,440	15,847,440
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	15,847,440	15,847,440
Total Short-Term Investments (cost $63,389,760)		63,389,760
Total Value of Securities—100.12% (cost $3,458,054,664)		3,317,624,270

Liabilities Net of Receivables and Other Assets—(0.12%)★		(4,026,259)
Net Assets Applicable to 431,973,804 Shares Outstanding—100.00%		$3,313,598,011
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of Rule 144A securities was $552,336,427, which represents 16.67% of the Fund’s net assets.
38    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at July 31, 2024.
X	This loan will settle after July 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
★	Includes $6,452,490 cash collateral held at broker for futures contracts as of July 31, 2024.
NQ- 189 [0724] 0924 (3842482)    39

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)			In Exchange For		Settlement Date		Unrealized Appreciation		Unrealized Depreciation
JPMCB	EUR	(1,674,796)	USD	1,802,750	9/13/24		$—		$(13,653)
JPMCB	JPY	(3,286,205,000)	USD	20,871,065	8/23/24		—		(1,144,932)
JPMCB	JPY	1,395,900,000	USD	(9,064,860)	8/23/24		287,000		—
TD	EUR	(10,838,560)	USD	11,825,086	8/23/24		81,762		—
Total Forward Foreign Currency Exchange Contracts								$368,762		$(1,158,585)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
548	US Treasury 5 yr Notes	$59,124,065	$59,300,894	9/30/24	$—	$(176,829)	$—
122	US Treasury 10 yr Notes	13,641,125	13,300,529	9/19/24	340,596	—	30,500
(14)	US Treasury 10 yr Ultra Notes	(1,618,094)	(1,573,980)	9/19/24	—	(44,113)	(4,813)
1,100	US Treasury Long Bonds	132,859,375	131,784,059	9/19/24	1,075,316	—	653,125
(3)	US Treasury Long Bonds	(362,344)	(350,789)	9/19/24	—	(11,555)	(1,781)
40    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
144	US Treasury Ultra Bonds	$18,427,500	$18,380,608	9/19/24	$46,892	$—	$108,000
Total Futures Contracts			$220,841,321		$1,462,804	$(232,497)	$785,031
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/28-Quarterly	2,828,000	1.000%	$(12,679)	$9,230	$(21,909)
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/26-Quarterly	5,579,000	1.000%	(51,906)	15,767	(67,673)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	1,253,000	1.000%	(15,749)	(6,470)	(9,279)
JPMCB Republic of South Africa 1.00% 9/20/28 Baa2 6/20/28- Quarterly	913,000	1.000%	18,645	43,433	(24,788)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above
NQ- 189 [0724] 0924 (3842482)    41

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $12,335.
Summary of abbreviations:
BDC – Business Development Company
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
42    NQ- 189 [0724] 0924 (3842482)

(Unaudited)
Summary of abbreviations: (continued)
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
EUR – European Monetary Unit
JPY – Japanese Yen
USD – US Dollar
NQ- 189 [0724] 0924 (3842482)    43